United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/16

Date of Reporting Period: Quarter ended 06/30/15

Item 1. Schedule of Investments

Federated High Income Bond Fund, Inc.
Portfolio of Investments
June 30, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.7%
		Aerospace/Defense—0.9%
$1,900,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$1,928,291
900,000		TransDigm, Inc., 5.50%, 10/15/2020	898,875
2,875,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	2,853,437
2,425,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,406,813
400,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	397,500
		TOTAL	8,484,916
		Automotive—4.9%
4,300,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	4,515,000
2,325,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	2,638,875
1,675,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	1,767,125
3,675,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	3,344,250
1,875,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	1,851,032
1,225,000		General Motors Financial Company, Inc., 4.25%, 5/15/2023	1,240,031
500,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	519,524
3,100,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	3,177,500
2,575,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	2,768,125
1,875,000		Lear Corp., 4.75%, 1/15/2023	1,856,250
1,500,000		Lear Corp., 5.25%, 1/15/2025	1,481,250
950,000		Lear Corp., 5.375%, 3/15/2024	969,000
3,325,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	3,557,750
1,275,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	1,278,187
2,250,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	2,205,000
1,125,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	1,136,250
1,325,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,435,969
1,875,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,945,312
600,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	588,000
2,625,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	2,598,750
1,050,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	1,084,125
3,600,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	3,222,000
250,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	246,563
1,225,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	1,192,844
		TOTAL	46,618,712
		Building Materials—2.0%
1,300,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	1,348,750
2,650,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	2,709,625
1,850,000		Anixter International, Inc., 5.625%, 5/1/2019	1,972,563
1,950,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	2,025,075
375,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	381,563
250,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	265,625
625,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	638,281
1,750,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,872,500
3,325,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	3,566,062
2,225,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	2,252,812
1,375,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	1,436,875
650,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	682,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$75,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	$75,000
		TOTAL	19,227,231
		Cable Satellite—4.4%
850,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	846,005
2,550,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	2,561,156
425,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	414,906
1,125,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	1,101,094
2,325,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,120,109
1,350,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,231,031
1,375,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	1,370,875
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	879,750
1,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,060,500
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,097,250
925,000		DISH DBS Corp., 5.00%, 3/15/2023	860,250
6,400,000		DISH DBS Corp., 5.875%, 7/15/2022	6,288,000
2,225,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	1,866,219
2,700,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	2,227,500
3,075,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	2,832,844
2,175,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,933,031
675,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	669,938
2,250,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	2,223,281
1,850,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	1,824,563
1,800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,841,625
1,375,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	1,440,313
2,875,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	2,785,156
2,200,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	2,282,500
350,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	350,875
		TOTAL	42,108,771
		Chemicals—2.5%
2,275,000		Ashland, Inc., 4.75%, 8/15/2022	2,240,875
1,800,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	1,791,000
2,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,202,750
3,500,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	3,758,125
1,500,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,515,000
450,000		Georgia Gulf Corp., 4.875%, 5/15/2023	435,938
2,500,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,306,250
3,075,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,790,562
375,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	375,938
1,725,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	1,703,437
2,800,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	2,905,000
750,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	757,500
775,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	787,594
		TOTAL	23,569,969
		Construction Machinery—0.8%
3,325,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	2,597,656
800,000		United Rentals, Inc., 4.625%, 7/15/2023	787,480
575,000		United Rentals, Inc., 5.75%, 11/15/2024	569,250
425,000		United Rentals, Inc., 7.375%, 5/15/2020	455,596
500,000		United Rentals, Inc., 7.625%, 4/15/2022	543,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—continued
$2,625,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	$2,546,250
575,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	590,094
		TOTAL	8,090,076
		Consumer Cyclical Services—1.7%
1,975,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,905,875
2,450,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	2,364,250
4,425,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	4,248,000
800,000	[1,2]	IHS, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	798,000
1,350,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,336,500
2,421,000		ServiceMaster Co., 7.00%, 8/15/2020	2,569,286
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,846,250
850,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	862,750
		TOTAL	15,930,911
		Consumer Products—2.4%
5,825,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	6,174,500
2,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	2,290,750
2,750,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	2,585,000
2,000,000		Party City Holdings, Inc., Sr. Note, 8.875%, 8/1/2020	2,145,000
1,100,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	1,179,750
2,425,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,437,125
525,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	547,313
1,875,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	1,979,062
1,550,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	1,581,000
2,000,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,965,000
		TOTAL	22,884,500
		Diversified Manufacturing—0.8%
3,425,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	3,138,156
2,575,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	2,394,750
750,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	776,250
1,025,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,040,375
		TOTAL	7,349,531
		Financial Institutions—3.9%
2,475,000	[1,2]	AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	2,493,563
450,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	451,125
375,000		Ally Financial, Inc., 4.75%, 9/10/2018	387,656
3,200,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	3,424,000
1,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,203,125
475,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	475,295
1,475,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	1,413,050
550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	543,813
1,000,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,006,250
1,700,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,823,250
3,650,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	3,782,312
400,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	418,000
1,750,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	1,728,125
3,475,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	3,553,187
2,950,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,950,000
3,975,000		International Lease Finance Corp., 4.625%, 4/15/2021	4,024,687
2,850,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,088,688

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$1,350,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	$1,194,750
3,350,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	3,216,000
		TOTAL	37,176,876
		Food & Beverage—3.8%
5,350,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	5,403,500
5,400,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	5,647,725
2,000,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	2,045,000
4,775,000		HJ Heinz Co., 4.25%, 10/15/2020	4,876,469
1,175,000	[1,2]	HJ Heinz Co., Series 144A, 4.875%, 2/15/2025	1,282,219
5,550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	5,480,625
3,050,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	3,267,312
1,250,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	1,293,750
350,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	353,500
6,250,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	6,531,250
		TOTAL	36,181,350
		Gaming—3.9%
1,100,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	1,100,000
1,175,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	1,249,906
1,575,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	1,622,250
1,700,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,343,000
925,000		Churchill Downs, Inc., 5.375%, 12/15/2021	952,750
2,350,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/2020	2,402,875
1,350,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	1,393,875
4,300,000		MGM Mirage, Inc., 7.75%, 3/15/2022	4,751,500
900,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	956,070
1,225,000		MGM Resorts International, 6.00%, 3/15/2023	1,243,375
2,650,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	2,789,125
4,150,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	4,201,875
2,400,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	2,559,000
825,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	909,563
2,268,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	2,395,575
3,180,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,410,550
3,525,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	3,789,375
		TOTAL	37,070,664
		Health Care—9.1%
2,375,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,244,375
2,425,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,455,313
4,300,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	4,552,625
1,150,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	1,174,438
800,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	772,000
925,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	911,125
875,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	930,781
3,450,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	3,484,500
550,000		HCA, Inc., 4.75%, 5/1/2023	558,250
6,525,000		HCA, Inc., 5.00%, 3/15/2024	6,655,500
2,400,000		HCA, Inc., 5.875%, 5/1/2023	2,556,000
1,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	1,635,000
2,600,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,632,500
3,275,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	3,766,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$2,150,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	$2,234,656
2,000,000		Hologic, Inc., 6.25%, 8/1/2020	2,070,050
1,250,000	[1,2]	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 7/15/2022	1,279,688
2,725,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,827,187
2,825,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	2,923,875
5,925,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	6,065,719
500,000		Omnicare, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2022	532,500
275,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	297,000
7,675,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	6,792,375
2,625,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	2,644,687
2,075,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	2,085,375
725,000	[1,2]	THC Escrow Corp. II, Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	740,859
750,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	763,275
4,750,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	5,213,125
2,650,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	2,603,625
2,225,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	2,211,094
3,600,000		United Surgical Partners International, Inc., 9.00%, 4/1/2020	3,843,000
5,200,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	5,388,500
2,450,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	2,578,625
		TOTAL	87,423,872
		Independent Energy—5.9%
2,875,000		Antero Resources Corp., 6.00%, 12/1/2020	2,918,125
325,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	315,656
1,800,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,755,000
2,775,000		Approach Resources, Inc., 7.00%, 6/15/2021	2,511,375
925,000		BreitBurn Energy Partners LP., 7.875%, 4/15/2022	777,000
650,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	566,313
3,025,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	2,612,844
400,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	403,000
2,575,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,723,062
250,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	181,250
875,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	717,500
750,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	682,500
1,225,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	1,114,750
3,025,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	2,964,500
750,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	802,500
500,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	527,500
700,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2023	704,375
1,600,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	1,722,000
1,425,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	470,250
775,000		Energy XXI Gulf Coast, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2024	255,750
1,500,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,578,750
900,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 5/1/2023	915,750
850,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	842,563
1,000,000		Laredo Petroleum, 5.625%, 1/15/2022	995,000
575,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	587,938
350,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	370,125
3,375,000		Legacy Reserves, 6.625%, 12/1/2021	2,750,625
900,000		Linn Energy LLC, 6.50%, 5/15/2019	731,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$900,000		Linn Energy LLC, 6.50%, 9/15/2021	$675,000
950,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	743,375
300,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	236,250
550,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	453,866
1,275,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,294,125
3,650,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	3,303,250
1,350,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,350,000
1,675,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	1,675,000
1,125,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	1,155,937
1,150,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,132,750
1,394,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	1,359,359
2,125,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	2,119,687
250,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	257,500
1,125,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	1,071,562
725,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	719,418
875,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	374,238
525,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	233,625
1,900,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	821,750
3,000,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	2,125,200
1,925,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	1,920,187
		TOTAL	56,519,330
		Industrial - Other—2.3%
1,325,000	[1,2]	ATS Automation Tooling Systems, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 6/15/2023	1,356,469
1,150,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,121,250
3,375,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	3,366,562
2,200,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	2,178,000
875,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	869,803
2,700,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,565,000
3,123,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	3,271,342
4,250,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	4,430,625
2,350,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,373,500
525,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	530,250
		TOTAL	22,062,801
		Leisure—0.9%
375,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	387,188
1,475,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,498,895
350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	348,250
750,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	795,937
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
275,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	269,500
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,674,667
3,200,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	3,280,000
		TOTAL	8,254,437
		Lodging—0.3%
975,000	[1,2]	Esh Hospitality, Inc., Series 144A, 5.25%, 5/1/2025	953,063
1,150,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	1,200,255
425,000	[1,2]	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2023	418,625
		TOTAL	2,571,943

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—8.0%
$1,675,000		AMC Networks, Inc., 7.75%, 7/15/2021	$1,817,375
1,650,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,656,188
375,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	380,625
375,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	384,844
1,500,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,558,125
3,000,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,745,000
825,000		Clear Channel Worldwide, 6.50%, 11/15/2022	847,688
4,750,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	4,963,750
2,575,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	2,723,062
1,500,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	1,381,875
3,950,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	4,108,000
2,375,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	2,559,062
3,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	3,135,000
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	149,250
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	148,875
2,900,000		Gray Television, Inc., 7.50%, 10/1/2020	3,084,875
1,825,000		Lamar Media Corp., 5.00%, 5/1/2023	1,815,875
1,000,000		Lamar Media Corp., 5.875%, 2/1/2022	1,040,000
700,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	713,125
700,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	710,500
2,525,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,594,437
2,000,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	2,035,000
2,075,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	2,072,406
3,975,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	3,920,344
800,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	811,000
2,075,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	2,041,281
2,750,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	2,516,250
3,525,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	3,458,906
3,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	3,016,000
2,300,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	2,363,250
2,700,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,733,750
1,000,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	970,000
4,625,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,763,750
2,425,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	2,352,250
2,150,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	2,136,563
2,475,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	2,499,750
		TOTAL	76,208,031
		Metals & Mining—0.5%
1,250,000		ArcelorMittal SA, 6.125%, 6/1/2025	1,249,219
775,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	780,425
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	423,938
1,325,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,328,312
1,350,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	1,442,812
		TOTAL	5,224,706
		Midstream—5.7%
800,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	790,402
450,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	442,899
1,500,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	1,552,500
900,000		Chesapeake Midstream Partners LP., Sr. Unsecd. Note, 6.125%, 7/15/2022	952,096

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$1,450,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	$1,511,625
6,500,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	6,773,000
1,225,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	1,237,250
475,000		Ferrellgas, LP., Sr. Unsecd. Note, 6.50%, 5/1/2021	476,188
2,025,000		Ferrellgas, LP., Sr. Unsecd. Note, 6.75%, 1/15/2022	2,040,187
450,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	468,844
1,825,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	1,829,562
1,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	1,066,000
3,050,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	3,245,694
250,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	245,625
950,000		MarkWest Energy Partners LP, 4.875%, 6/1/2025	931,000
2,000,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	2,070,000
1,275,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	1,255,875
600,000		Regency Energy Partners LP, 5.00%, 10/1/2022	609,696
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	664,820
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	585,673
2,575,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,529,937
950,000	[1,2]	Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	923,875
3,500,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	3,587,500
1,500,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,502,340
625,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	650,000
2,450,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	2,434,687
1,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	1,843,250
2,576,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,762,760
1,575,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	1,512,000
600,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	631,500
1,325,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,318,375
950,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	976,125
1,664,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,718,080
1,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,335,563
175,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	182,438
425,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	442,000
1,300,000	[1,2]	Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 2/15/2023	1,345,500
		TOTAL	54,444,866
		Oil Field Services—0.3%
1,650,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	1,377,750
1,625,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	1,202,500
		TOTAL	2,580,250
		Packaging—5.2%
4,875,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	5,167,500
700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	719,250
211,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	217,059
350,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	352,625
1,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	2,030,875
3,475,000		Ball Corp., 4.00%, 11/15/2023	3,240,437
1,100,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	1,093,125
1,500,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,466,250
5,125,000		Berry Plastics Corp., 5.50%, 5/15/2022	5,157,031
4,225,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	4,372,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,550,000		Crown Americas LLC, 4.50%, 1/15/2023	$1,471,539
775,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	811,813
900,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	1,005,750
2,975,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	3,034,500
300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	297,375
950,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	932,188
4,350,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	4,469,625
3,975,000		Reynolds Group, 8.25%, 2/15/2021	4,143,937
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	895,500
1,375,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,359,531
475,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	526,063
1,375,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,361,250
1,050,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	1,060,500
5,175,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	5,045,625
		TOTAL	50,232,223
		Paper—0.6%
1,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,428,750
3,250,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	3,193,125
1,175,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	1,183,812
		TOTAL	5,805,687
		Pharmaceuticals—3.3%
400,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	396,000
2,325,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	2,374,406
1,275,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,306,875
2,875,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	2,889,375
3,325,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	3,403,969
4,300,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	4,590,250
450,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	459,585
875,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	820,313
875,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	852,031
1,025,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	1,032,688
1,975,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	2,034,447
3,850,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	4,172,437
425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	430,313
150,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.375%, 3/15/2020	155,250
3,325,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	3,412,281
2,925,000	[1,2]	Vrx Escrow Corp, Series 144A, 6.125%, 4/15/2025	3,020,062
		TOTAL	31,350,282
		Refining—0.3%
1,500,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	1,507,500
1,775,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,792,750
		TOTAL	3,300,250
		Restaurants—1.6%
1,525,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	1,505,938
5,075,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	5,227,250
3,525,000		NPC International/OPER Co., A&B, Inc., 10.50%, 1/15/2020	3,710,062
4,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,795,875
		TOTAL	15,239,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—3.6%
$3,075,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	$3,105,750
4,125,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,354,762
4,125,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	4,331,250
1,400,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	1,470,000
250,000	[1,2]	Family Tree Escrow LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 3/1/2020	262,813
1,525,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	1,372,500
1,075,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,017,219
1,250,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,318,750
700,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	740,250
3,850,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	4,042,500
400,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	424,000
2,650,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	2,858,687
2,100,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	2,163,000
2,625,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	2,749,687
1,850,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	1,912,438
2,050,000		Sally Hldgs. LLC/Sally Cap, Inc., 6.875%, 11/15/2019	2,152,500
600,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	639,000
		TOTAL	34,915,106
		Technology—11.8%
2,350,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	1,997,500
1,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	887,500
3,175,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	2,583,656
1,675,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,582,875
2,350,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	2,397,000
3,375,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	2,408,906
1,025,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,062,156
2,425,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	2,388,625
1,725,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,712,063
725,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	724,094
2,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	1,952,500
3,800,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	3,956,750
2,850,000	[1]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	2,180,249
3,200,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	3,400,000
800,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	813,000
1,800,000		Emdeon, Inc., 11.00%, 12/31/2019	1,959,750
3,025,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	3,119,531
11,275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	12,014,922
2,250,000		IAC Interactive Corp., 4.75%, 12/15/2022	2,213,437
4,075,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	4,131,031
5,800,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,843,500
4,975,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	5,086,937
2,950,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	2,979,500
625,000		Iron Mountain, Inc., 5.75%, 8/15/2024	627,734
1,300,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	1,361,750
2,450,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	2,425,500
700,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	710,500
775,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	615,156
475,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	449,766
1,800,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,730,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$825,000		NCR Corp., 6.375%, 12/15/2023	$877,594
1,425,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,433,906
2,000,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	2,035,000
700,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	723,625
725,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	755,813
3,800,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,838,000
1,900,000	[1,2]	Open Text Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2023	1,885,750
975,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	987,188
1,075,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,111,281
1,150,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,122,688
2,075,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	2,139,844
1,975,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	2,036,719
3,275,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	3,393,719
1,000,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,048,750
3,150,000	[1]	Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	2,787,750
2,325,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	2,379,056
4,300,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	4,317,415
1,025,000		Verisign, Inc., 4.625%, 5/1/2023	986,563
900,000	[1,2]	Verisign, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 4/1/2025	900,000
2,325,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	2,522,625
		TOTAL	112,599,424
		Transportation Services—0.5%
2,300,000		HDTFS, Inc., 6.25%, 10/15/2022	2,346,000
1,025,000		Hertz Corp., 5.875%, 10/15/2020	1,042,938
925,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	956,820
		TOTAL	4,345,758
		Utility - Electric—1.1%
4,600,000		Calpine Corp., 5.75%, 1/15/2025	4,490,750
1,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	1,089,062
75,702	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	76,270
2,150,000		NRG Energy, Inc., 6.25%, 5/1/2024	2,144,625
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,449,000
1,525,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	1,555,500
		TOTAL	10,805,207
		Wireless Communications—4.2%
3,500,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	3,395,000
1,475,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	1,390,188
1,550,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	1,511,250
950,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	926,250
825,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	797,462
5,425,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	5,452,125
600,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	621,000
275,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	287,375
4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,951,875
50,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	52,000
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	79,031
3,925,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,375,500
3,225,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	3,297,562
1,000,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	1,131,760

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$650,000		Sprint Corp., 7.125%, 6/15/2024	$604,565
2,200,000		Sprint Corp., 7.875%, 9/15/2023	2,150,500
1,325,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,444,515
3,375,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,092,344
2,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,655,187
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	359,188
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	488,656
2,225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	2,302,875
		TOTAL	40,366,208
		Wireline Communications—0.5%
450,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	447,750
1,475,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	1,569,031
700,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	749,840
2,275,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	2,195,375
		TOTAL	4,961,996
		TOTAL CORPORATE BONDS (IDENTIFIED COST $942,860,646)	933,905,009
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
28,064	[1,3,5]	Lone Pine Resources Canada Ltd.	0
28,064	[3,5]	Lone Pine Resources, Inc.	51,077
225,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	51,077
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media Entertainment—0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $557,475)	51,077
		INVESTMENT COMPANY—1.2%
11,433,742	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12%[8] (AT NET ASSET VALUE)	11,433,742
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $954,851,863)[9]	945,389,828
		OTHER ASSETS AND LIABILITIES - NET—1.1%[10]	10,724,613
		TOTAL NET ASSETS—100%	$956,114,441
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $449,464,274, which represented 47.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2015, these liquid restricted securities amounted to $444,420,005, which represented 46.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at June 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	5/2/2013–2/25/2014	$2,852,375	$2,180,249
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$75,702	$76,270
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$3,283,529	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc. Escrow Shares	1/30/2014	$0	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12/16/2010–12/6/2012	$3,391,594	$2,787,750
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	At June 30, 2015, the cost of investments for federal tax purposes was $956,264,180. The net unrealized depreciation of investments for federal tax purposes was $10,874,352. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,740,884 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,615,236.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods

(including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$933,905,009	$0	$933,905,009
Equity Securities:
Common Stocks
Domestic	—	—	0	0
International	—	—	51,077	51,077
Investment Company	11,433,742	—	—	11,433,742
TOTAL SECURITIES	$11,433,742	$933,905,009	$51,077	$945,389,828
The following acronym is used throughout this portfolio:
GTD	—Guaranteed

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2015